Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Additional Paid - in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Non - Controlling interest
Balance at Dec. 31, 2008	$ 285,003	$ 425		$ 190,658	$ 93,709	$ 211
Shares issued at Dec. 31, 2008		42,543,608
Net income	48,525				48,525
Dividends declared and paid ( $0,04 per share)	(1,719)				(1,719)
Share-based compensation, value (Note 23)	3,459	5		3,454
Share-based compensation, shares (Note 23)		465,695
Foreign currency translation adjustment	(211)					(211)
Balance at Dec. 31, 2009	335,057	430		194,112	140,515
Shares issued at Dec. 31, 2009		43,009,303
Net income	18,733				18,733
Dividends declared and paid ( $0,04 per share)	(1,878)				(1,878)
Issuance of common stock, value (Note 24)	139,047	45		139,002
Issuance of common stock, shares (Note 24)		4,491,900
Share-based compensation, value (Note 23)	4,084	2		4,082
Share-based compensation, shares (Note 23)		208,217
Repurchases of common stock, value (Note 24)	(24,680)		(10)	(24,670)
Repurchases of common stock, shares (Note 24)			(1,000,000)
Balance at Dec. 31, 2010	470,363	477	(10)	312,526	157,370
Shares issued at Dec. 31, 2010		47,709,420	(1,000,000)
Net income	11,708				10,228		1,480
Dividends declared and paid ( $0,04 per share)	(1,864)				(1,864)
Share-based compensation, value (Note 23)	3,963	5		3,958
Share-based compensation, shares (Note 23)		487,450
Repurchases of common stock, value (Note 24)	(4,628)		(10)	(4,618)
Repurchases of common stock, shares (Note 24)			(967,639)
Balance at Dec. 31, 2011	$ 479,542	$ 482	$ (20)	$ 311,866	$ 165,734		$ 1,480
Shares issued at Dec. 31, 2011		48,196,870	(1,967,639)